Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Summary of Trade and Other Payables
	As at March 31
Particulars	2020	2021
Trade payables	21,018	23,812
Accrued expenses	49,729	29,769
Total	70,747	53,581